Intangible assets and goodwill - Key assumptions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Goodwill	$ 12,283,100	$ 6,976,096	$ 4,295,515
VIQ Solutions Pty Ltd. Unit
Disclosure of information for cash-generating units [line items]
Goodwill	$ 612,574
Revenue Growth Rate	3.00%
Terminal revenue growth rate	2.00%
Pre-tax discount rate	16.30%
VIQ US
Disclosure of information for cash-generating units [line items]
Goodwill	$ 3,570,275
Revenue Growth Rate	3.00%
Terminal revenue growth rate	2.00%
Pre-tax discount rate	16.30%
Dataworxs Australia Ltd. Unit
Disclosure of information for cash-generating units [line items]
Goodwill	$ 141,504
Revenue Growth Rate	3.00%
Terminal revenue growth rate	2.00%
Pre-tax discount rate	16.30%
VIQ Media Transcription Inc. Unit
Disclosure of information for cash-generating units [line items]
Goodwill	$ 2,614,802
Revenue Growth Rate	3.00%
Terminal revenue growth rate	2.00%
Pre-tax discount rate	18.30%
TTA
Disclosure of information for cash-generating units [line items]
Goodwill	$ 763,597
Revenue Growth Rate	0.40%
Terminal revenue growth rate	1.00%
Pre-tax discount rate	28.50%
Auscript
Disclosure of information for cash-generating units [line items]
Goodwill	$ 4,580,348
Revenue Growth Rate	3.00%
Terminal revenue growth rate	3.00%
Pre-tax discount rate	33.40%